Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2023
Aggregate Erroneous Compensation Not Yet Determined	The recoupment period is the three fiscal years completed immediately preceding the earlier of (i) the date that Truist concludes, or reasonably should have concluded, that Truist is required to prepare a financial restatement, and (ii) the date on which a legally authorized body causes Truist to prepare a financial restatement. Under the Recoupment Policy, Truist may not indemnify any designated executive for any losses in connection with the recovery of erroneously awarded compensation. Truist’s obligation to recover erroneously awarded compensation is not dependent on if or when the restated financial statements are filed or any fault of the designated executive for the accounting errors leading to a restatement.